Fair Value Measurement - Schedule of Estimated Fair Value of Liabilities (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Former CEO Equity Profits Interest | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 11,132
Contingent Consideration | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	1,682	$ 0
Additions	28
Settlements	(1,715)
Change in fair value	5	0
Ending balance	0	0
Public Warrant Liability | Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	18,285	7,798
Additions	0
Settlements	(1,147)
Change in fair value	(9,340)	(5,110)
Ending balance	7,798	2,688
Private Warrant Liability | Level 2
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	8,727	0
Additions	0
Settlements	(21,818)
Change in fair value	13,091	0
Ending balance	$ 0	$ 0